Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Vessels and Equipment
Schedule of vessels and equipment

	Vessels	Accumulated
(U.S. Dollars in thousands)	& equipment	depreciation	Net Vessels
Vessels, December 31, 2018	$2,130,423	$(363,343)	$1,767,080
Additions	—	—	—
Drydock costs	252	—	252
Disposals	(1,663)	1,663	—
Depreciation for the year	—	(89,844)	(89,844)
Vessels, December 31, 2019	$2,129,012	$(451,524)	$1,677,488
Additions	115,277	—	115,277
Drydock costs	5,764	—	5,764
Disposals	—	—	—
Depreciation for the period	—	(89,743)	(89,743)
Vessels, December 31, 2020	$2,250,053	$(541,267)	$1,708,786

Schedule of drydocking activity

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2020	2019
Balance at the beginning of the year	$18,523	$25,568
Costs incurred for dry docking	2,724	252
Costs allocated to drydocking as part of acquistion of asset	3,040	—
Drydock amortization	(7,181)	(7,297)
Balance at the end of the year	$17,106	$18,523